Financing Income (Expenses), Net	12 Months Ended
Dec. 31, 2017
Financing Income (Expenses), Net [Abstract]
FINANCING INCOME (EXPENSES), NET

NOTE 14 – FINANCING INCOME (EXPENSES), NET

	Year ended December 31
	2017	2016	2015
	US Dollars

Change in fair value of warrants liability	$(1,101,229)	$117,577	$35,188
Inducement related to warrants exercised	(166,500)	-	-
Expenses related to issuing warrants	-	(34,272)	(23,233)
Exchange rate differences and other finance costs	(70,029)	(7,877)	484
Financing (income) expenses, net	$(1,337,758)	$75,428	$12,439